Related party transactions (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Contract sum	$ 823,793
Research and development	609,397
Outstanding contract sum	$ 214,396
Dunhua Acer Truncatum Seedling Planting Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Seedling analysis
Contract sum	$ 109,060
Research And Development percentage	70.00%
Research and development	$ 65,436
Outstanding contract sum	$ 43,624
Zhong Yuan Nervonic Acid Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Nervonic acid analysis
Contract sum	$ 155,800
Research And Development percentage	75.00%
Research and development	$ 116,850
Outstanding contract sum	$ 38,950
Zhong Yuan Nervonic Acid Biotechnology Co Ltd One [Member]
Related Party Transaction [Line Items]
Desearch and development description	Nervonic acid analysis
Contract sum	$ 67,306
Research And Development percentage	100.00%
Research and development	$ 67,306
Outstanding contract sum
Ai Rui Tai Ke Fertilizer Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Chemical elements, lignin, cellulose testing
Contract sum	$ 94,337
Research And Development percentage	80.00%
Research and development	$ 75,470
Outstanding contract sum	$ 18,867
Ai Rui Tai Ke Fertilizer Co Ltd One [Member]
Related Party Transaction [Line Items]
Desearch and development description	Chemical elements, lignin, cellulose testing
Contract sum	$ 124,640
Research And Development percentage	75.00%
Research and development	$ 93,480
Outstanding contract sum	$ 31,160
Zhong Yuan Bo Rui Biotechnology Zhuhai Hengqin Co Ltd [Member]
Related Party Transaction [Line Items]
Desearch and development description	Metabolomics testing and analysis
Contract sum	$ 272,650
Research And Development percentage	70.00%
Research and development	$ 190,855
Outstanding contract sum	$ 81,795